Other current assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Other current assets
23. Other current assets
Other current assets amount to €95,260 thousand and €84,574 thousand at December 31, 2023 and 2022, respectively, and mainly relate to accrued income, deferred charges and indirect tax receivables.